As filed with the Securities and Exchange Commission on August 31, 2006




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-09128
                                                     ---------



                                JUNDT FUNDS, INC.
                                -----------------
               (Exact name of registrant as specified in charter)



              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)



                                 JAMES R. JUNDT
                                 --------------
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
                     (Name and address of agent for service)



                                  800-541-0677
                                  ------------
               Registrant's telephone number, including area code



Date of fiscal year end:   12/31/2006
                           ----------

Date of reporting period:  06/30/06
                           --------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------





                                     [LOGO]

                                      JUNDT
                                   GROWTH FUND

                                      JUNDT
                                 U.S. EMERGING
                                   GROWTH FUND

                                      JUNDT
                                OPPORTUNITY FUND

                                      JUNDT
                                TWENTY-FIVE FUND


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006













                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

                 (This page has been left blank intentionally)

================================================================================
LETTER TO SHAREHOLDERS
================================================================================

DEAR SHAREHOLDER,

We are pleased to present the midyear report for The Jundt Growth Fund, Inc. and Jundt Funds, Inc., which covers the six-month period ended June 30, 2006. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.

WE ALSO WANT TO TAKE THIS OPPORTUNITY TO ALERT YOU TO SOME IMPORTANT DEVELOPMENTS REGARDING THE FUNDS. JUNDT ASSOCIATES, INC., THE FUNDS' INVESTMENT ADVISOR, HAS INFORMED THE BOARD OF DIRECTORS THAT DECLINING NET ASSETS AND INCREASING EXPENSE RATIOS MAKE IT UNECONOMIC TO CONTINUE THE FUNDS IN THEIR PRESENT FORM. CONSEQUENTLY, THE BOARD OF DIRECTORS WILL BE REVIEWING THE FUTURE OF THE FUNDS, WHICH MAY INCLUDE CONSOLIDATION, CLOSURE OR SALE. ONCE THE BOARD HAS MADE A DECISION, WE WILL PROMPTLY INFORM SHAREHOLDERS.

For the six-month, one-year, five-year and ten-year periods ended June 30, 2006 (or over the life of each Fund if shorter), Class A shares of the Jundt Funds (and Class I shares of Jundt Growth Fund) have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.(1)

THE PERFORMANCE INFORMATION SHOWN IN THIS REPORT REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN. YOU MAY OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END BY CALLING 1-800-370-0612.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING IN ANY OF THE FUNDS. FOR THIS INFORMATION, PLEASE CALL 1-800-370-0612 TO OBTAIN A FREE COPY OF EACH FUND'S PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


JUNDT GROWTH FUND
The Jundt Growth Fund is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.

AVERAGE ANNUAL TOTAL RETURNS(2)
  FOR THE PERIODS ENDED JUNE 30, 2006:

                       SIX MONTH       1-YEAR         5-YEAR        10-YEAR
                     -------------   ----------   -------------   ----------
JUNDT GROWTH
   FUND CLASS A(3)        (1.80)%        3.49%         (3.31)%        1.68%
Russell 1000
   Growth Index(4)        (0.93)%        6.12%         (0.76)%        5.42%
Lipper Large Cap
   Growth Fund
   Index(5)               (2.93)%        5.78%         (1.29)%        4.89%


                       SIX MONTH       1-YEAR         5-YEAR        10-YEAR
                     -------------   ----------   -------------   ----------
JUNDT GROWTH
   FUND CLASS I(3)        (1.74)%        3.66%         (3.07)%        1.92%
Russell 1000
   Growth Index(4)        (0.93)%        6.12%         (0.76)%        5.42%
Lipper Large Cap
   Growth Fund
   Index(5)               (2.93)%        5.78%         (1.29)%        4.89%

JUNDT U.S. EMERGING GROWTH FUND
Jundt U.S. Emerging Growth Fund is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.

================================================================================
LETTER TO SHAREHOLDERS
================================================================================

AVERAGE ANNUAL TOTAL RETURNS(2)
  FOR THE PERIODS ENDED JUNE 30, 2006:

                       SIX MONTH       1-YEAR         5-YEAR       10-YEAR*
                     -------------   ----------   -------------   ---------
JUNDT U.S.
   EMERGING
   GROWTH FUND(3)         (4.01)%     3.09%            (0.56)%       5.85%
Russell 2000
   Growth Index(6)         6.07%     14.58%             3.49%        4.12%
Lipper Small Cap
   Growth Fund
   Index(7)                4.68%     11.67%             3.32%        6.34%


JUNDT OPPORTUNITY FUND
Jundt Opportunity Fund, in normal market conditions, emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(2)
  FOR THE PERIODS ENDED JUNE 30, 2006:

                                                                     SINCE
                                                                   INCEPTION
                       SIX MONTH       1-YEAR         5-YEAR       12/26/1996
                     -------------   ----------   -------------   -----------
JUNDT OPPORTUNITY
   FUND(3)                (1.42)%     5.76%            (0.55)%        8.20%
Russell 3000
   Growth Index(8)        (0.32)%     6.84%            (0.43)%        4.46%
Lipper Multi Cap
   Growth Fund
   Index(9)                0.13%     11.39%             0.28%         5.79%


JUNDT TWENTY-FIVE FUND
Jundt Twenty-Five Fund, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(2)
  FOR THE PERIODS ENDED JUNE 30, 2006:

                                                                       SINCE
                                                                     INCEPTION
                                                                       12/31/
                       SIX MONTH         1-YEAR          5-YEAR         1997
                     -------------   -------------   -------------   ----------
JUNDT TWENTY-FIVE
   FUND(3)                (6.21)%         (0.74)%         (6.64)%        2.53%
Russell 1000
   Growth Index(4)        (0.93)%          6.12%          (0.76)%        1.99%
Russell 3000
   Growth Index(8)        (0.32)%          6.84%          (0.43)%        2.07%
Lipper Multi Cap
   Growth Fund
   Index(9)                0.13%          11.39%           0.28%         3.94%

Thank you for investing in the Jundt Funds.


Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

================================================================================
LETTER TO SHAREHOLDERS
================================================================================

(1) Investing in futures and options contracts, among other strategies employed by the Funds, involves additional risks that are described in the Funds' prospectus and Statement of Additional Information.

(2) Quoted returns assume reinvestment of all distributions. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2006 are not annualized.

(3) Quoted performance is for the Fund's Class A shares and, in the case of Jundt Growth Fund only, Class I shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares and Jundt Growth Fund Class I shares are subject to a maximum front-end sales charge of 5.75%. The stated returns do not reflect the deduction of any front-end sales charge. If reflected, the front-end sales charge would reduce the stated returns.

(4) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(5) The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(6) The Russell 2000 Growth Index measures performance of the companies within the Russell 2000 Index (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(7) The Lipper Small Cap Growth Fund Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Small Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration. The inception date for the Lipper Small Cap Growth Fund Index data is December 29, 1995.

(8) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(9) The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

================================================================================
JUNDT GROWTH FUND
================================================================================

THE JUNDT GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions (including short sales) to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2006
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

               Biotechnology............................... 8.2%
               Computer Hardware..........................  1.9%
               Computer Services/Software.................. 9.1%
               Consumer.................................... 2.1%
               Discount.................................... 2.6%
               Energy...................................... 1.5%
               Financial Services.......................... 3.7%
               Foreign Internet Services................... 1.5%
               Healthcare Services......................... 1.2%
               Internet Services........................... 3.7%
               Media....................................... 1.0%
               Medical Devices............................. 4.6%
               Miscellaneous............................... 0.3%
               National Radio.............................. 3.0%
               Oil Drilling, Equipment & Services.......... 3.0%
               Orthopedics................................. 4.9%
               Pharmaceuticals............................. 9.1%
               Restaurants................................. 1.8%
               Semiconductor............................... 0.4%
               Specialty................................... 1.9%
               Telecommunications Infrastructure........... 5.4%
               Transportation.............................. 1.0%
               Wireless.................................... 6.0%
               Short-term Securities/Other Assets
                  in excess of Liabilities................ 22.1%

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2006
================================================================================

COMMON STOCKS (77.9%)

Industry Description and Issue                   Shares            Cost   Market Value (a)
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY (8.2%)
-----------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                9,500      $  652,029        $  619,685
   Biogen Idec, Inc. (b)                         13,000         597,284           602,290
                                                             ----------        ----------
                                                              1,249,313         1,221,975
                                                             ----------        ----------
COMPUTER HARDWARE (1.9%)
-----------------------------------------------------------------------------------------
   Apple Computer, Inc. (b)                       1,300          77,724            74,256
   Hewlett-Packard Co.                            6,600         215,700           209,088
                                                             ----------------------------
                                                                293,424           283,344
                                                             ----------------------------
COMPUTER SERVICES/SOFTWARE (9.1%)
-----------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)                       120,700         863,301           707,302
   Microsoft Corp.                               17,400         402,311           405,420
   Oracle Corp. (b)                              11,400         166,069           165,186
   Wipro Ltd. -- ADR (b)(f)                       6,000          74,536            76,980
                                                             ----------------------------
                                                              1,506,217         1,354,888
                                                             ----------------------------
CONSUMER (2.1%)
-----------------------------------------------------------------------------------------
   Corning, Inc. (b)                             12,700         270,390           307,213
                                                             ----------------------------
DISCOUNT (2.6%)
-----------------------------------------------------------------------------------------
   Costco Wholesale Corp.                         3,900         207,517           222,807
   Home Depot, Inc.                               1,400          44,550            50,106
   Lowe's Cos., Inc.                                200           7,421            12,134
   Target Corp.                                   1,900          98,420            92,853
                                                             ----------------------------
                                                                357,908           377,900
                                                             ----------------------------
ENERGY (1.5%)
-----------------------------------------------------------------------------------------
   Foster Wheeler Ltd. (b)(f)                     5,300         198,070           228,960
                                                             ----------------------------
FINANCIAL SERVICES (3.7%)
-----------------------------------------------------------------------------------------
   Mastercard, Inc. (b)                           3,800         172,716           182,400
   Willis Group Holdings Ltd. (f)                11,500         432,341           369,150
                                                             ----------------------------
                                                                605,057           551,550
                                                             ----------------------------
FOREIGN INTERNET SERVICES (1.5%)
-----------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(f)                        2,400         193,996           198,072
   Ctrip.com International Ltd. -- ADR (f)          600          27,979            30,630
                                                             ----------------------------
                                                                221,975           228,702
                                                             ----------------------------

See accompanying notes to schedule of investments.                             5

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================

COMMON STOCKS (77.9%) (CONTINUED)

Industry Description and Issue                   Shares            Cost   Market Value (a)
-----------------------------------------------------------------------------------------
HEALTHCARE SERVICES (1.2%)
-----------------------------------------------------------------------------------------
   Express Scripts, Inc. (b)                      2,500        $128,737          $179,350
                                                             ----------------------------
INTERNET SERVICES (3.7%)
-----------------------------------------------------------------------------------------
   CheckFree Corp. (b)                            8,600         412,865           426,216
   eBay, Inc. (b)                                 4,300         130,323           125,947
                                                             ----------------------------
                                                                543,188           552,163
                                                             ----------------------------
MEDIA (1.0%)
-----------------------------------------------------------------------------------------
   Central European Media Enterprises (b)(f)      2,300         147,093           145,337
                                                             ----------------------------
MEDICAL DEVICES (4.6%)
-----------------------------------------------------------------------------------------
   C.R. Bard, Inc.                                  500          26,982            36,630
   China Med Technologies -- ADR (b)(f)          12,400         331,041           248,000
   Medtronic, Inc.                                2,000          96,620            93,840
   St. Jude Medical, Inc. (b)                     9,500         430,486           307,990
                                                             ----------------------------
                                                                885,129           686,460
                                                             ----------------------------
MISCELLANEOUS (0.3%)
-----------------------------------------------------------------------------------------
   Garmin Ltd. (f)                                  400          27,709            42,176
                                                             ----------------------------
NATIONAL RADIO (3.0%)
-----------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc. --
     Class A (b)(g)                              30,600         686,264           448,290
                                                             ----------------------------
OIL DRILLING, EQUIPMENT & SERVICES (3.0%)
-----------------------------------------------------------------------------------------
   GlobalSantaFe Corp. (f)                          400          21,590            23,100
   Nabors Industries Ltd. (b)(f)                    800          27,321            27,032
   Noble Corp. (f)                                  400          29,764            29,768
   Schlumberger Ltd. (f)                          5,200         295,803           338,572
   Transocean, Inc. (b)(f)                          400          30,500            32,128
                                                             ----------------------------
                                                                404,978           450,600
                                                             ----------------------------
ORTHOPEDICS (4.9%)
-----------------------------------------------------------------------------------------
   Stryker Corp.                                  6,900         300,233           290,559
   Zimmer Holdings, Inc. (b)                      7,800         443,521           442,416
                                                             ----------------------------
                                                                743,754           732,975
                                                             ----------------------------

See accompanying notes to schedule of investments.                             6

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================

COMMON STOCKS (77.9%) (CONCLUDED)

Industry Description and Issue                 Shares             Cost    Market Value (a)
-----------------------------------------------------------------------------------------
PHARMACEUTICALS (9.1%)
-----------------------------------------------------------------------------------------
   AstraZeneca Plc -- ADR (f)                   4,100      $   211,776        $   245,262
   Schering-Plough Corp.                       35,200          691,979            669,856
   Sepracor, Inc. (b)                           4,000          208,376            228,560
   Wyeth                                        4,600          212,167            204,286
                                                           ------------------------------
                                                             1,324,298          1,347,964
                                                           ------------------------------
RESTAURANTS (1.8%)
-----------------------------------------------------------------------------------------
   Yum! Brands, Inc.                            5,200          267,947            261,404
                                                           ------------------------------
SEMICONDUCTOR (0.4%)
-----------------------------------------------------------------------------------------
   SanDisk Corp. (b)                            1,100           71,343             56,078
                                                           ------------------------------
SPECIALTY (1.9%)
-----------------------------------------------------------------------------------------
   Best Buy Co., Inc.                           3,800          201,144            208,392
   Coach, Inc. (b)                                200            4,212              5,980
   Starbucks Corp. (b)                          1,800           61,188             67,968
                                                           ------------------------------
                                                               266,544            282,340
                                                           ------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.4%)
-----------------------------------------------------------------------------------------
   Cisco Systems, Inc. (b)                    36,000           715,048            703,080
   Neustar, Inc. (b)                           3,100            80,793            104,625
                                                           ------------------------------
                                                               795,841            807,705
                                                           ------------------------------
TRANSPORTATION (1.0%)
-----------------------------------------------------------------------------------------
   FedEx Corp.                                 1,300           138,944            151,918
                                                           ------------------------------
WIRELESS (6.0%)
-----------------------------------------------------------------------------------------
   Research In Motion Ltd. (b)(f)              3,100           217,766            216,287
   Sprint Corp.                               33,800           735,205            675,662
                                                           ------------------------------
                                                               952,971            891,949
                                                           ------------------------------

TOTAL COMMON STOCKS                                         12,087,094         11,591,241
                                                           ==============================

See accompanying notes to schedule of investments.                             7

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================

SHORT TERM INVESTMENTS

Industry Description and Issue                                       Amount               Cost      Market Value (a)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.7%)
-------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 4.10%
    acquired on 06/30/06 and due 07/03/06 with proceeds
    of $714,337 collateralized by $700,000 FGCI, 4.00%,
    due 8/1/2018, value including accrued interest, $2,492.        $700,000      $     700,000          $   700,000
                                                                                 ----------------------------------
TOTAL SHORT-TERM INVESTMENTS (4.7%)                                                    700,000              700,000
                                                                                 ==================================
   Total Investments (82.6%)                                                     $  12,787,094(c)        12,291,241
                                                                                 =============
   Other Assets in Excess of Liabilities (17.4%)                                                          2,588,984
                                                                                                        -----------
TOTAL NET ASSETS (100.00%)                                                                              $14,880,225
                                                                                                        ===========




























See accompanying notes to schedule of investments.                             8

================================================================================
                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2006, was $12,877,457. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      ---------------------------------------------
      Gross unrealized appreciation      $  377,982
      Gross unrealized depreciation        (964,198)
                                         ----------
      Net unrealized depreciation        $ (586,216)
      ---------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. The activity for investments in Common Stocks of Affiliates is as follows:

                                                                                          ENDING
                                     BEGINNING     PURCHASE     SALES       ENDING        MARKET      DIVIDEND     NET REALIZED
      DESCRIPTION                       COST         COST        COST        COST         VALUE        INCOME      GAINS/LOSSES
      -------------------------------------------------------------------------------------------------------------------------
      Immersion Corporation          $863,301        $ --       $ --      $863,301      $707,302        $ --           $ --
      -------------------------------------------------------------------------------------------------------------------------
      Total                          $863,301        $ --       $ --      $863,301      $707,302        $ --           $ --
      =========================================================================================================================

  (e) As of June 30, 2006, initial margin deposits of $888,750 have been pledged in connection with the following open short future contracts.

                                                                  UNREALIZED
      CONTRACTS   ISSUE                           MARKET VALUE   DEPRECIATION
      -----------------------------------------------------------------------
      21          S&P 500 -- September 2006       $ 6,716,850    $ (151,503)
      35          NASDAQ 100 -- September 2006      5,570,250      (146,839)
      -----------------------------------------------------------------------
      Total                                       $12,287,100    $ (298,342)
      =======================================================================

  (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market.

      ADR -- American Depository Receipt

  (g) Securities partially on deposit, with a market value of $146,500 as of June 30, 2006. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.






See accompanying notes to financial statements.                                9

================================================================================
JUNDT U.S. EMERGING GROWTH FUND
================================================================================

THE JUNDT U.S. EMERGING GROWTH FUND IS A DIVERSIFIED FUND THAT, IN NORMAL market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions (including short sales) to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2006
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

          Biotechnology...................................... 11.0%
          Computer Hardware..................................  1.1%
          Computer Services/Software......................... 10.9%
          Consumer...........................................  0.8%
          Energy.............................................  2.5%
          Foreign Internet Services..........................  2.2%
          Healthcare Services................................  3.3%
          Internet Services..................................  3.7%
          Media..............................................  1.1%
          Medical Devices....................................  7.7%
          Miscellaneous......................................  4.4%
          National Radio.....................................  4.3%
          Oil Drilling, Equipment & Services.................  1.0%
          Pharmaceuticals....................................  2.6%
          Restaurants........................................  4.0%
          Semiconductor......................................  1.3%
          Telecommunications Infrastructure..................  6.9%
          Short-Term Securities/Other Assets
             in excess of Liabilities........................ 31.2%

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2006
================================================================================

COMMON STOCKS (68.8%)

Industry Description and Issue                           Shares            Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (11.0%)
----------------------------------------------------------------------------------------------------
   Amylin Pharmaceuticals, Inc. (b)                       1,000      $   40,340           $   49,370
   BioCryst Pharmaceuticals, Inc. (b)                    17,800         353,533              255,074
   CV Therapeutics, Inc. (b)                              6,000         150,532               83,820
   Entremed, Inc. (b)                                   114,400         367,961              188,760
   Exelixis, Inc. (b)                                    20,000         145,994              201,000
   Myogen, Inc. (b)                                      13,500         270,648              391,500
   United Therapeutics Corp. (b)                          3,000         212,639              173,310
                                                                     -------------------------------
                                                                      1,541,647            1,342,834
                                                                     -------------------------------
COMPUTER HARDWARE (1.1%)
----------------------------------------------------------------------------------------------------
   Rackable Systems, Inc. (b)                             3,500         128,622              138,215
                                                                     -------------------------------
COMPUTER SERVICES/SOFTWARE (10.9%)
----------------------------------------------------------------------------------------------------
   Entrust, Inc. (b)                                     10,000          61,497               34,100
   Immersion Corp. (b)(d)                               222,500         876,203            1,303,850
                                                                     -------------------------------
                                                                        937,700            1,337,950
                                                                     -------------------------------
CONSUMER (0.8%)
----------------------------------------------------------------------------------------------------
   Senomyx, Inc. (b)                                      6,700          85,626               96,681
                                                                     -------------------------------
ENERGY (2.5%)
----------------------------------------------------------------------------------------------------
   Parallel Petroleum Corp. (b)                           8,600         145,788              212,506
   Sunpower Corp. (b)                                     1,600          48,961               44,832
   Suntech Power Holdings Co., Ltd -- ADR (b)(f)          1,700          67,053               48,025
                                                                     -------------------------------
                                                                        261,802              305,363
                                                                     -------------------------------
FOREIGN INTERNET SERVICES (2.2%)
----------------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(f)                                1,900         153,651              156,807
   Ctrip.com International Ltd. -- ADR (f)                  500          23,394               25,525
   Rediff.com India Ltd. -- ADR (b)(f)                    6,000         150,410               88,800
                                                                     -------------------------------
                                                                        327,455              271,132
                                                                     -------------------------------
HEALTHCARE SERVICES (3.3%)
----------------------------------------------------------------------------------------------------
   HealthExtras, Inc. (b)                                 8,800         202,014              265,936
   Visicu, Inc. (b)                                       7,800         174,554              137,670
                                                                     -------------------------------
                                                                        376,568              403,606
                                                                     -------------------------------

See accompanying notes to schedule of investments.                            11

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================

COMMON STOCKS (68.8%) (CONTINUED)

Industry Description and Issue                           Shares            Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
INTERNET SERVICES (3.7%)
----------------------------------------------------------------------------------------------------
   Akamai Technologies, Inc. (b)                          4,300      $  105,796             $155,617
   aQuantive, Inc. (b)                                    5,800         145,350              146,914
   Marchex, Inc. (b)                                      8,800         193,251              144,584
                                                                   ---------------------------------
                                                                        444,397              447,115
                                                                   ---------------------------------
MEDIA (1.1%)
----------------------------------------------------------------------------------------------------
   Central European Media Enterprises (b)(f)              2,100         134,903              132,699
                                                                   ---------------------------------
MEDICAL DEVICES (7.7%)
----------------------------------------------------------------------------------------------------
   China Med Technologies -- ADR (b)(f)                  12,900         386,730              258,000
   Diomed Holdings, Inc. (b)                            192,500         725,599              215,600
   Ev3, Inc. (b)                                          9,400         163,993              139,214
   Hologic, Inc. (b)                                        600          28,065               29,616
   Intralase Corp. (b)                                   17,900         360,784              299,646
                                                                   ---------------------------------
                                                                      1,665,171              942,076
                                                                   ---------------------------------
MISCELLANEOUS (4.4%)
----------------------------------------------------------------------------------------------------
   Global Payments, Inc.                                  4,400         130,461              213,620
   Verifone Holdings, Inc. (b)                            8,700         257,486              265,176
   Worldspace, Inc. (b)                                  17,200         223,471               61,576
                                                                   ---------------------------------
                                                                        611,418              540,372
                                                                   ---------------------------------
NATIONAL RADIO (4.3%)
----------------------------------------------------------------------------------------------------
   Sirius Satellite Radio, Inc. (b)                      36,000         241,120              171,000
   XM Satellite Radio Holdings, Inc. -- Class A (b)(g)   24,500          79,192              358,925
                                                                   ---------------------------------
                                                                        320,312              529,925
                                                                   ---------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (1.0%)
----------------------------------------------------------------------------------------------------
   Horizon Offshore, Inc. (b)                             5,600         130,916              117,376
                                                                   ---------------------------------
PHARMACEUTICALS (2.6%)
----------------------------------------------------------------------------------------------------
   Angiotech Pharmaceuticals, Inc. (b)(f)                14,800         249,642              173,900
   Sepracor, Inc. (b)                                     2,400         128,528              137,136
                                                                   ---------------------------------
                                                                        378,170              311,036
                                                                   ---------------------------------

See accompanying notes to schedule of investments.                            12

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================

COMMON STOCKS (68.8%) (CONCLUDED)

Industry Description and Issue                           Shares            Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
RESTAURANTS (4.0%)
----------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)                    21,900      $  263,661           $  291,270
   Panera Bread Co. (b)                                   3,000         193,528              201,720
                                                                   ---------------------------------
                                                                        457,189              492,990
                                                                   ---------------------------------
SEMICONDUCTOR (1.3%)
----------------------------------------------------------------------------------------------------
   Integrated Device Technology, Inc. (b)                 11,400        164,052             161,652
                                                                   ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (6.9%)
----------------------------------------------------------------------------------------------------
   Arris Group, Inc. (b)                                  22,600        303,041              296,512
   Comtech Telecommunications (b)                          2,200         88,606               64,394
   j2 Global Communications, Inc. (b)                      5,000         81,499              156,100
   WebEx Communications, Inc. (b)                          9,200        286,353              326,968
                                                                   ---------------------------------
                                                                        759,499              843,974
                                                                   ---------------------------------
TOTAL COMMON STOCKS                                                   8,725,447            8,414,996
                                                                   =================================


Industry Description and Issue                  Principal Amount           Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.1%)
----------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 4.10%
    acquired on 06/30/06 and due 07/03/06 with
    proceeds of $510,240 collateralized by $500,000
    FGCI, 4.00%, due 8/1/2018, value including
    accrued interest, $1,780.                           $500,000        500,000              500,000
                                                                   ---------------------------------
TOTAL SHORT-TERM INVESTMENTS (4.1%)                                     500,000              500,000
                                                                   =================================
   Total Investments (72.9%)                                       $  9,225,447(c)         8,914,996
                                                                   ============
   Other Assets in Excess of Liabilities (27.1%)                                           3,319,208
                                                                                         -----------
TOTAL NET ASSETS (100.0%)                                                                $12,234,204
                                                                                         ===========







See accompanying notes to schedule of investments.                            13

================================================================================
                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2006, was $9,284,118. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      -----------------------------------------------
      Gross unrealized appreciation      $  1,541,380
      Gross unrealized depreciation        (1,910,502)
                                         ------------
      Net unrealized depreciation        $   (369,122)
      -----------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. The activity for investments in Common Stocks of Affiliates is as follows:

                                                                                      ENDING
                                  BEGINNING    PURCHASE      SALES        ENDING       MARKET     DIVIDEND    NET REALIZED
      DESCRIPTION                    COST        COST         COST         COST        VALUE       INCOME     GAINS/LOSSES
      ----------------------------------------------------------------------------------------------------------------------
      Immersion Corporation      $3,448,194      $ --     $2,571,991    $876,203    $1,303,850      $ --      $ (1,655,957)
      ----------------------------------------------------------------------------------------------------------------------
      Total                      $3,448,194      $ --     $2,571,991    $876,203    $1,303,850      $ --      $ (1,655,957)
      ======================================================================================================================

  (e) As of June 30, 2006, initial margin deposits of $625,500 have been pledged in connection with the following open short future contracts.

                                                                UNREALIZED
      CONTRACTS  ISSUE                          MARKET VALUE   DEPRECIATION
      ---------------------------------------------------------------------
      14         S&P 500 -- September 2006        $4,477,900    $ (100,253)
      27         Nasdaq 100 -- September 2006      4,297,050      (114,784)
      ---------------------------------------------------------------------
      Total                                       $8,774,950    $ (215,037)
      =====================================================================

  (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market.

      ADR -- American Depository Receipt

  (g) Securities partially on deposit, with a market value of $146,500 as of June 30, 2006. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.






See accompanying notes to financial statements.                               14

================================================================================
JUNDT OPPORTUNITY FUND
================================================================================

THE JUNDT OPPORTUNITY FUND IS A NON-DIVERSIFIED FUND THAT EMPLOYS AN AGGRESSIVE yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets will be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2006
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

        Biotechnology........................................ 11.2%
        Computer Hardware....................................  1.7%
        Computer Services/Software........................... 13.8%
        Consumer.............................................  2.1%
        Discount.............................................  2.2%
        Energy...............................................  1.6%
        Financial Services...................................  4.0%
        Foreign Internet Services............................  1.5%
        Healthcare Services..................................  4.6%
        Internet Services....................................  0.9%
        Media................................................  1.0%
        Medical Devices......................................  3.3%
        Miscellaneous........................................  0.4%
        National Radio.......................................  3.0%
        Oil Drilling, Equipment & Services...................  3.3%
        Orthopedics..........................................  5.0%
        Pharmaceuticals......................................  8.1%
        Restaurants..........................................  2.0%
        Semiconductor........................................  0.4%
        Specialty............................................  1.4%
        Telecommunications Infrastructure....................  5.6%
        Transportation.......................................  1.0%
        Wireless.............................................  6.1%
        Other Assets in excess
           of Liabilities.................................... 15.8%

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2006
================================================================================

COMMON STOCKS (84.2%)

Industry Description and Issue                         Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (11.2%)
----------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                     14,600        $1,006,586           $  952,358
   Biogen Idec, Inc. (b)                               19,600           899,801              908,068
   Myogen, Inc. (b)                                    22,700           503,681              658,300
                                                                     -------------------------------
                                                                      2,410,068            2,518,726
                                                                     -------------------------------
COMPUTER HARDWARE (1.7%)
----------------------------------------------------------------------------------------------------
   Apple Computer, Inc. (b)                             2,000           121,617              114,240
   Rackable Systems, Inc. (b)                           6,700           246,189              264,583
                                                                     -------------------------------
                                                                        367,806              378,823
                                                                     -------------------------------
COMPUTER SERVICES/SOFTWARE (13.8%)
----------------------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)                             376,300         2,859,411            2,205,118
   Microsoft Corp.                                     26,900           622,171              626,770
   Oracle Corp. (b)                                    17,400           253,442              252,126
                                                                     -------------------------------
                                                                      3,735,024            3,084,014
                                                                     -------------------------------
CONSUMER (2.1%)
----------------------------------------------------------------------------------------------------
   Corning, Inc. (b)                                   19,300           409,440              466,867
                                                                     -------------------------------
DISCOUNT (2.2%)
----------------------------------------------------------------------------------------------------
   Costco Wholesale Corp.                               5,900           313,883              337,067
   Target Corp.                                         3,200           165,760              156,384
                                                                     -------------------------------
                                                                        479,643              493,451
                                                                     -------------------------------
ENERGY (1.6%)
----------------------------------------------------------------------------------------------------
   Foster Wheeler Ltd. (b)(f)                           8,400           311,831              362,880
                                                                     -------------------------------
FINANCIAL SERVICES (4.0%)
----------------------------------------------------------------------------------------------------
   Mastercard, Inc. (b)                                 5,900           268,164              283,200
   Willis Group Holdings Ltd. (f)                      19,200           721,876              616,320
                                                                     -------------------------------
                                                                        990,040              899,520
                                                                     -------------------------------
FOREIGN INTERNET SERVICES (1.5%)
----------------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(f)                              3,500           282,993              288,855
   Ctrip.com International Ltd. -- ADR (f)              1,000            47,257               51,050
                                                                     -------------------------------
                                                                        330,250              339,905
                                                                     -------------------------------


See accompanying notes to schedule of investments.                            16

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================

COMMON STOCKS (84.2%) (CONTINUED)

Industry Description and Issue                         Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
HEALTHCARE SERVICES (4.6%)
----------------------------------------------------------------------------------------------------
   Express Scripts, Inc. (b)                            4,100        $  211,129           $  294,134
   HealthExtras, Inc. (b)                              16,000           366,988              483,520
   Visicu, Inc. (b)                                    13,700           306,563              241,805
                                                                     -------------------------------
                                                                        884,680            1,019,459
                                                                     -------------------------------
INTERNET SERVICES (0.9%)
----------------------------------------------------------------------------------------------------
   eBay, Inc. (b)                                       6,600           200,013              193,314
                                                                     -------------------------------
MEDIA (1.0%)
----------------------------------------------------------------------------------------------------
   Central European Media Enterprises (b)(f)            3,500           224,258              221,165
                                                                     -------------------------------
MEDICAL DEVICES (3.3%)
----------------------------------------------------------------------------------------------------
   China Med Technologies -- ADR (b)(f)                18,800           505,683              376,000
   Hologic, Inc. (b)                                    1,100            51,453               54,296
   Medicis Pharmaceutical                               5,300           173,519              127,200
   Medtronic, Inc.                                      4,000           194,144              187,680
                                                                     -------------------------------
                                                                        924,799              745,176
                                                                     -------------------------------
MISCELLANEOUS (0.4%)
----------------------------------------------------------------------------------------------------
   Garmin Ltd. (f)                                        900            62,346               94,896
                                                                     -------------------------------
NATIONAL RADIO (3.0%)
----------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc.
     Class A (b)(g)                                    46,400           584,507              679,760
                                                                     -------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (3.3%)
----------------------------------------------------------------------------------------------------
   GlobalSantaFe Corp. (f)                                900            48,221               51,975
   Nabors Industries Ltd. (b)(f)                        2,000            68,302               67,580
   Noble Corp. (f)                                        600            44,627               44,652
   Schlumberger Ltd. (f)                                7,800           443,119              507,858
   Transocean, Inc. (b)(f)                                700            53,374               56,224
                                                                     -------------------------------
                                                                        657,643              728,289
                                                                     -------------------------------
ORTHOPEDICS (5.0%)
----------------------------------------------------------------------------------------------------
   Stryker Corp.                                       10,500           458,591              442,155
   Zimmer Holdings, Inc. (b)                           11,900           676,769              674,968
                                                                     -------------------------------
                                                                      1,135,360            1,117,123
                                                                     -------------------------------


See accompanying notes to schedule of investments.                            17

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================


COMMON STOCKS (84.2%) (CONCLUDED)

Industry Description and Issue                          Shares            Cost      Market Value (a)
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS (8.1%)
---------------------------------------------------------------------------------------------------
   Schering-Plough Corp.                               59,300     $   1,166,383          $ 1,128,479
   Sepracor, Inc. (b)                                   6,200           322,250              354,268
   Wyeth                                                7,600           350,726              337,516
                                                                  ----------------------------------
                                                                      1,839,359            1,820,263
                                                                  ----------------------------------
RESTAURANTS (2.0%)
---------------------------------------------------------------------------------------------------
   Yum! Brands, Inc.                                    8,800           453,448              442,376
                                                                  ----------------------------------
SEMICONDUCTOR (0.4%)
---------------------------------------------------------------------------------------------------
   SanDisk Corp. (b)                                    1,800           116,743               91,764
                                                                  ----------------------------------
SPECIALTY (1.4%)
---------------------------------------------------------------------------------------------------
   Best Buy Co., Inc.                                   5,700           301,723              312,588
                                                                  ----------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.6%)
---------------------------------------------------------------------------------------------------
   Cisco Systems, Inc. (b)                             54,600         1,084,529            1,066,338
   Neustar, Inc. (b)                                    5,800           150,886              195,750
                                                                  ----------------------------------
                                                                      1,235,415            1,262,088
                                                                  ----------------------------------
TRANSPORTATION (1.0%)
---------------------------------------------------------------------------------------------------
   FedEx Corp.                                          1,900           202,487              222,034
                                                                  ----------------------------------
WIRELESS (6.1%)
---------------------------------------------------------------------------------------------------
   Research In Motion Ltd. (b)(f)                       4,700           334,781              327,919
   Sprint Corp.                                        52,000         1,124,129            1,039,480
                                                                  ----------------------------------
                                                                      1,458,910            1,367,399
                                                                  ----------------------------------
TOTAL COMMON STOCKS                                                  19,315,793           18,861,880
                                                                  ==================================
   Total Investments (84.2%)                                      $  19,315,793(c)        18,861,880
                                                                  =============
   Other Assets in Excess of Liabilities (15.8%)                                           3,544,170
                                                                                         -----------
TOTAL NET ASSETS (100.0%)                                                                $22,406,050
                                                                                         ===========



See accompanying notes to schedule of investments.                           18

================================================================================
                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2006, was $19,962,691. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      Gross unrealized appreciation      $  1,355,351
      Gross unrealized depreciation        (2,456,162)
      -----------------------------------------------
      Net unrealized depreciation        $ (1,100,811)
      -----------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. The activity for investments in Common Stocks of Affiliates is as follows:

                                  BEGINNING    PURCHASE      SALES         ENDING        ENDING      DIVIDEND    NET REALIZED
      DESCRIPTION                    COST        COST         COST          COST      MARKET VALUE    INCOME        LOSSES
      -----------------------------------------------------------------------------------------------------------------------
      Immersion Corporation      $4,858,283      $ --     $1,998,872    $2,859,411     $2,205,118      $ --      $ (1,259,782)
      -----------------------------------------------------------------------------------------------------------------------
      Total                      $4,858,283      $ --     $1,998,872    $2,859,411     $2,205,118      $ --      $ (1,259,782)
      =======================================================================================================================

  (e) As of June 30, 2006, initial margin deposits of $1,540,500 have been pledged in connection with the following open short future contracts.

                                                                  UNREALIZED
      CONTRACTS   ISSUE                           MARKET VALUE   DEPRECIATION
      -----------------------------------------------------------------------
      34          S&P 500 -- September 2006       $10,874,900    $ (250,852)
      67          Nasdaq 100 -- September 2006     10,663,050      (280,098)
      -----------------------------------------------------------------------
      Total                                       $21,537,950    $ (530,950)
      =======================================================================

  (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market.

      ADR -- American Depository Receipt

  (g) Securities partially on deposit, with a market value of $146,500 as of June 30, 2006. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.


See accompanying notes to financial statements.                               19

================================================================================
JUNDT TWENTY-FIVE FUND
================================================================================

THE JUNDT TWENTY-FIVE FUND IS A NON-DIVERSIFIED FUND THAT, IN NORMAL MARKET conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.



COMPOSITION OF THE FUND'S PORTFOLIO AS OF JUNE 30, 2006
(as a percentage of net assets)
--------------------------------------------------------------------------------
                                  [PIE CHART]

        Biotechnology.....................................  8.2%
        Computer Hardware.................................  0.5%
        Computer Services/Software........................ 13.7%
        Discount..........................................  1.5%
        Foreign Internet Services.........................  1.6%
        Internet Services.................................  3.9%
        Media.............................................  1.1%
        Medical Devices...................................  3.7%
        National Radio....................................  3.0%
        Oil Drilling, Equipment & Services................  2.5%
        Pharmaceuticals...................................  8.0%
        Specialty.........................................  1.4%
        Telecommunications/Infrastructure.................  5.5%
        Wireless..........................................  4.6%
        Short-Term Securities/Other Assets
           in excess of Liabilities....................... 40.8%

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2006
================================================================================

COMMON STOCKS (59.2%)

Industry Description and Issue                         Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (8.2%)
----------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                      3,400        $  233,807             $221,782
   Biogen Idec, Inc. (b)                                4,500           206,447              208,485
                                                                     -------------------------------
                                                                        440,254              430,267
                                                                     -------------------------------
COMPUTER HARDWARE (0.5%)
----------------------------------------------------------------------------------------------------
   Apple Computer, Inc. (b)                               500            29,824               28,560
                                                                     -------------------------------
COMPUTER SERVICES/SOFTWARE (13.7%)
----------------------------------------------------------------------------------------------------
   Immersion Corp. (b)(d)                              87,900         1,596,269              515,094
   Microsoft Corp.                                      6,100           141,082              142,130
   Oracle Corp. (b)                                     4,000            58,254               57,960
                                                                     -------------------------------
                                                                      1,795,605              715,184
                                                                     -------------------------------
DISCOUNT (1.5%)
----------------------------------------------------------------------------------------------------
   Costco Wholesale Corp.                               1,350            71,885               77,126
                                                                     -------------------------------
FOREIGN INTERNET SERVICES (1.6%)
----------------------------------------------------------------------------------------------------
   Baidu.com -- ADR (b)(f)                                800            64,607               66,024
   Ctrip.com International Ltd. -- ADR (f)                300            14,224               15,315
                                                                     -------------------------------
                                                                         78,831               81,339
                                                                     -------------------------------
INTERNET SERVICES (3.9%)
----------------------------------------------------------------------------------------------------
   CheckFree Corp. (b)                                  3,200           153,841              158,592
   eBay, Inc. (b)                                       1,500            45,461               43,935
                                                                     -------------------------------
                                                                        199,302              202,527
                                                                     -------------------------------
MEDIA (1.1%)
----------------------------------------------------------------------------------------------------
   Central European Media Enterprises (b)(f)              900            57,212               56,871
                                                                     -------------------------------
MEDICAL DEVICES (3.7%)
----------------------------------------------------------------------------------------------------
   China Med Technologies -- ADR (b)(f)                 4,400           118,165               88,000
   Diomed Holdings, Inc. (b)                           64,700           248,632               72,464
   Medicis Pharmaceutical                               1,300            42,094               31,200
                                                                     -------------------------------
                                                                        408,891              191,664
                                                                     -------------------------------
NATIONAL RADIO (3.0%)
----------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc. --
       Class A (b)(g)                                  10,680           162,557              156,462
                                                                     -------------------------------



See accompanying notes to schedule of investments.                           21

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2006
================================================================================

COMMON STOCKS (59.2%) (CONCLUDED)

Industry Description and Issue                         Shares              Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
OIL DRILLING, EQUIPMENT & SERVICES (2.5%)
----------------------------------------------------------------------------------------------------
   Schlumberger Ltd. (f)                                1,800        $  102,303           $  117,198
   Transocean, Inc. (b)(f)                                200            15,250               16,064
                                                                     -------------------------------
                                                                        117,553              133,262
                                                                     -------------------------------
PHARMACEUTICALS (8.0%)
----------------------------------------------------------------------------------------------------
   AstraZeneca Plc -- ADR (f)                           1,500            77,402               89,730
   Schering-Plough Corp.                               13,400           263,557              255,002
   Sepracor, Inc. (b)                                   1,300            67,914               74,282
                                                                     -------------------------------
                                                                        408,873              419,014
                                                                     -------------------------------
SPECIALTY (1.4%)
----------------------------------------------------------------------------------------------------
   Best Buy Co., Inc.                                   1,300            68,809               71,292
                                                                     -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.5%)
----------------------------------------------------------------------------------------------------
   Cisco Systems, Inc. (b)                             12,500           248,275              244,125
   Neustar, Inc. (b)                                    1,300            33,766               43,875
                                                                     -------------------------------
                                                                        282,041              288,000
                                                                     -------------------------------
WIRELESS (4.6%)
----------------------------------------------------------------------------------------------------
   Sprint Corp.                                        12,000           261,326              239,880
                                                                     -------------------------------
TOTAL COMMON STOCKS                                                   4,382,963            3,091,448
                                                                     ===============================

SHORT TERM INVESTMENTS

Industry Description and Issue                        Amount               Cost      Market Value (a)
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.3%)
----------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 4.10%
    acquired on 06/30/06 and due 07/03/06 with
    proceeds of $229,940 collateralized by $225,000
    FGCI, 4.00%, due 8/1/2018, value including
    accrued interest, $802.                          $225,000           225,000              225,000
                                                                     -------------------------------
TOTAL SHORT-TERM INVESTMENTS (4.3%)                                     225,000              225,000
                                                                     ===============================
   Total Investments (63.5%)                                         $4,607,963(c)         3,316,448
                                                                     ==========
   Other Assets in Excess of Liabilities (36.5%)                                           1,903,647
                                                                                          ----------
TOTAL NET ASSETS (100.0%)                                                                 $5,220,095
                                                                                          ==========


See accompanying notes to schedule of investments.                            22

================================================================================
                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2006
================================================================================

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2006, was $4,712,341. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      -----------------------------------------------
      Gross unrealized appreciation      $    105,926
      Gross unrealized depreciation        (1,501,819)
      -----------------------------------------------
      Net unrealized depreciation        $ (1,395,893)
      -----------------------------------------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. The activity for investments in Common Stocks of Affiliates is as follows:

                                                                                      ENDING
                                  BEGINNING    PURCHASE     SALES        ENDING       MARKET    DIVIDEND   NET REALIZED
      DESCRIPTION                    COST        COST        COST         COST        VALUE      INCOME       LOSSES
      -----------------------------------------------------------------------------------------------------------------
      Immersion Corporation      $2,195,057      $ --     $598,788    $1,596,269    $515,094      $ --     $ (425,729)
      -----------------------------------------------------------------------------------------------------------------
      Total                      $2,195,057      $ --     $598,788    $1,596,269    $515,094      $ --     $ (425,729)
      =================================================================================================================

  (e) As of June 30, 2006, initial margin deposits of $244,500 have been pledged in connection with the following open short future contracts.

                                                                  UNREALIZED
      CONTRACTS   ISSUE                           MARKET VALUE   DEPRECIATION
      -----------------------------------------------------------------------
      6           S&P 500 -- September 2006        $1,919,100     $ (43,607)
      10          Nasdaq 100 -- September 2006      1,591,500       (41,829)
      -----------------------------------------------------------------------
      Total                                        $3,510,600     $ (85,436)
      =======================================================================

  (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market.

      ADR -- American Depository Receipt

  (g) Securities partially on deposit, with a market value of $146,500 as of June 30, 2006. This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.


See accompanying notes to financial statements.                             23

================================================================================
FINANCIAL STATEMENTS  (unaudited)                                  June 30, 2006
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  Jundt          Jundt         Jundt
                                                                   Jundt      U.S. Emerging   Opportunity   Twenty-Five
                                                                Growth Fund    Growth Fund        Fund         Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in securities of unaffiliated issuers, at market value (note 2), including repurchase agreements of
    $700,000, $500,000, $0, and $225,000, respectively
    (identified cost: $11,923,793, $8,349,244,
    $16,456,382, and $3,011,694, respectively)                  $11,583,939    $ 7,611,146    $16,656,762   $2,801,354
   Investment in securities of affiliated issuers, at market
    value (note 2) (identified cost: $863,301, $876,203,
    $2,859,411, and $1,596,269, respectively)                       707,302      1,303,850      2,205,118      515,094
   Cash                                                           1,613,279      3,171,758      1,600,250    1,547,249
   Receivable for securities sold                                 1,425,575        267,480      2,558,546      398,222
   Receivable for capital shares sold                                    --            773          4,541           --
   Deposits with brokers on securities sold short                        41             59            110           23
   Dividends and accrued interest receivable                          5,144            174          6,554          422
   Prepaid expenses and other assets                                 25,733         22,483         21,839       19,757
                                                                ----------------------------------------------------------------
   Total assets                                                  15,361,013     12,377,723     23,053,720    5,282,121
                                                                ----------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
   Payable for securities purchased                                 346,748          8,134        490,849       28,801
   Payable for capital shares redeemed                               62,656         55,555         31,882           --
   Accrued investment advisory fee                                   12,443         10,158         24,612        5,676
   Accrued distribution fee                                             277          4,382          5,679          989
   Accrued account maintenance fee                                      131          2,210          3,019          542
   Accrued administration fee                                         8,485          9,777         14,557        3,175
   Accrued audit fees                                                13,834         14,942         21,217        6,643
   Accrued fund accounting fees                                       9,019          6,792         15,356        3,884
   Other accrued expenses and liabilities                            27,195         31,569         40,499       12,316
                                                                ----------------------------------------------------------------
   Total liabilities                                                480,788        143,519        647,670       62,026
                                                                ----------------------------------------------------------------
   Net assets applicable to outstanding capital stock           $14,880,225    $12,234,204    $22,406,050   $5,220,095
                                                                ================================================================

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               24

================================================================================
FINANCIAL STATEMENTS  (unaudited) (continued)                      June 30, 2006
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                           Jundt           Jundt            Jundt
                                                           Jundt       U.S. Emerging    Opportunity      Twenty-Five
                                                        Growth Fund     Growth Fund         Fund            Fund
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
       Capital stock (note 1)                          $  33,103,006   $  46,417,255   $  77,596,959   $  28,351,209
       Accumulated net investment loss                      (153,642)       (400,904)       (675,717)        (81,943)
       Accumulated net realized loss on investments      (17,274,944)    (33,256,659)    (53,530,329)    (21,672,220)
       Net unrealized depreciation on
        Investments                                         (495,853)       (310,451)       (453,913)     (1,291,515)
        Futures contracts                                   (298,342)       (215,037)       (530,950)        (85,436)
                                                       -------------------------------------------------------------------------
       Total, representing net assets applicable to
        outstanding capital stock                      $  14,880,225   $  12,234,204   $  22,406,050   $   5,220,095
                                                       =========================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
--------------------------------------------------------------------------------------------------------------------------------
       CLASS A SHARES:
         Net assets                                    $     185,030   $   3,629,491   $   5,278,524   $   1,005,206
                                                       =========================================================================
         Shares outstanding                                   26,016         285,911         398,948         125,497
                                                       =========================================================================
         NET ASSET VALUE AND REDEMPTION
          PRICE PER SHARE*                             $        7.11   $       12.69   $       13.23   $        8.01
                                                       =========================================================================
         MAXIMUM OFFERING PRICE PER
          SHARE (NET ASSET VALUE DIVIDED BY 94.25%)    $        7.55   $       13.47   $       14.04   $        8.50
                                                       =========================================================================
       CLASS B SHARES:
         Net assets                                    $     321,849   $   4,565,969   $   5,599,512   $   1,053,980
                                                       =========================================================================
         Shares outstanding                                   50,374         390,162         454,508         142,470
                                                       =========================================================================
         NET ASSET VALUE, OFFERING PRICE
          AND REDEMPTION PRICE PER
          SHARE*                                       $        6.39   $       11.70   $       12.32   $        7.40
                                                       =========================================================================
       CLASS C SHARES:
         Net assets                                    $     107,744   $   2,431,381   $   3,335,583   $     503,838
                                                       =========================================================================
         Shares outstanding                                   16,768         208,003         271,979          67,588
                                                       =========================================================================
         NET ASSET VALUE, OFFERING PRICE
          AND REDEMPTION PRICE PER
          SHARE*                                       $        6.43   $       11.69   $       12.26   $        7.45
                                                       =========================================================================
       CLASS I SHARES:
         Net assets                                    $  14,265,602   $   1,607,363   $   8,192,431   $   2,657,071
                                                       =========================================================================
         Shares outstanding                                1,937,645         121,615         603,561         323,705
                                                       =========================================================================
         NET ASSET VALUE AND REDEMPTION
          PRICE PER SHARE*                             $        7.36   $       13.22   $       13.57   $        8.21
                                                       =========================================================================
         MAXIMUM OFFERING PRICE PER
          SHARE**                                      $        7.81   $       13.22   $       13.57   $        8.21
                                                       =========================================================================

----------------
 *Redemption price per share is equal to net asset value less any applicable sales charges.
**The Jundt Growth Fund is the only fund where the Class I shares are subject to a front-end sales load (5.75% maximum).

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               25

================================================================================
                                                                Six Months Ended
FINANCIAL STATEMENTS  (unaudited) (continued)                      June 30, 2006

================================================================================

STATEMENTS OF OPERATIONS

                                                                                Jundt          Jundt         Jundt
                                                                 Jundt      U.S. Emerging   Opportunity   Twenty-Five
                                                              Growth Fund    Growth Fund        Fund         Fund
--------------------------------------------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------------------------------------------
   Interest                                                   $   81,530     $   59,660     $   60,615    $  34,599
   Dividends (net of foreign taxes witheld of $12, $10,
    $20 and $6, respectively)                                     28,618            293         45,190        5,719
                                                              ------------------------------------------------------------------
                                                                 110,148         59,953        105,805       40,318
                                                              ------------------------------------------------------------------
EXPENSES (NOTE 4)
--------------------------------------------------------------------------------------------------------------------------------
   Investment advisory fees                                       79,069         70,462        163,592       37,688
   Transfer agent fees                                            38,249         38,933         58,663       13,900
   Administrative fees                                            25,860         25,794         42,735        9,658
   Accounting fees                                                27,848         20,506         45,485       11,069
   Registration fees                                              22,628         16,241         14,485       15,912
   Directors' fees                                                13,626          9,940         19,480        4,808
   Custodian fees                                                 12,190          6,005         12,775       10,052
   Professional fees                                              27,920         15,772         27,882        5,380
   Account maintenance fees:
    Class A                                                          296          5,314          7,894        1,461
    Class B                                                          481          6,651          8,290        1,645
    Class C                                                          162          3,558          4,760          718
   Distribution fees:
    Class B                                                        1,444         19,953         24,869        4,935
    Class C                                                          487         10,674         14,278        2,153
   Other                                                          13,530          7,255         20,285        2,882
                                                              ------------------------------------------------------------------
    Total expenses before interest expense and dividends
     on short sale positions                                     263,790        257,058        465,473      122,261
   Interest expense (note 5)                                          --             --          1,763           --
                                                              ------------------------------------------------------------------
    Total expenses after interest expense and dividends on
     short sale positions                                        263,790        257,058        467,236      122,261
                                                              ------------------------------------------------------------------
   Net investment loss                                        $ (153,642)    $ (197,105)    $ (361,431)   $ (81,943)
                                                              ==================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

================================================================================
                                                                Six Months Ended
FINANCIAL STATEMENTS  (unaudited) (continued)                      June 30, 2006
================================================================================

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                            Jundt           Jundt           Jundt
                                                            Jundt       U.S. Emerging    Opportunity     Twenty-Five
                                                         Growth Fund     Growth Fund         Fund           Fund
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on:
         Long transactions including gain (loss)
          on sale of affiliated issuers of $0,
          ($1,655,957), ($1,259,782) and
          ($425,729), respectively                      $    555,937     $  220,261     $  1,779,975     $ (107,348)
         Futures contracts closed                            440,504        455,625          840,873        124,129
                                                        ------------------------------------------------------------------------
          Net realized gain                                  996,441        675,886        2,620,848         16,781
                                                        ------------------------------------------------------------------------
       Change in unrealized appreciation (depreciation) on:
         Long transactions including appreciation
          (depreciation) due to investments of
          affiliated issuers of ($8,811), $1,645,785,
          $1,161,387 and $402,821, respectively             (813,163)      (723,657)      (2,027,051)      (211,438)
         Futures contracts                                  (298,342)      (215,037)        (530,950)       (85,436)
                                                        ------------------------------------------------------------------------
          Net unrealized gain (loss) on
           investments                                    (1,111,505)      (938,694)      (2,558,001)      (296,874)
                                                        ------------------------------------------------------------------------
                                                            (115,064)      (262,808)          62,847       (280,093)
                                                        ------------------------------------------------------------------------
         Net decrease in net assets
          resulting from operations                     $   (268,706)    $ (459,913)    $   (298,584)    $ (362,036)
                                                        ========================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               27

================================================================================
FINANCIAL STATEMENTS  (unaudited) (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Jundt U.S. Emerging
                                                           Jundt Growth Fund                    Growth Fund
                                                    ----------------------------------------------------------------------------
                                                       Six Months                       Six Months
                                                         Ended                            Ended
                                                       6/30/2006       Year ended       6/30/2006        Year ended
                                                      (unaudited)      12/31/2005      (unaudited)       12/31/2005
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                               $   (153,642)    $   (402,518)   $   (197,105)    $    (720,430)
   Net realized gain from investment
    transactions                                          996,441        2,096,765         675,886         1,661,038
   Change in unrealized depreciation                   (1,111,505)        (978,104)       (938,694)       (2,475,352)
                                                     ---------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                      (268,706)         716,143        (459,913)       (1,534,744)
                                                     ---------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                         32,569           35,560         457,923         1,625,574
    Class B shares                                             70            5,439          24,989           203,682
    Class C shares                                            370            1,929          10,277           115,359
    Class I shares                                          2,782            2,262              --             9,806
   Cost of shares redeemed:
    Class A shares                                        (92,763)        (249,231)     (1,697,258)       (5,002,843)
    Class B shares                                       (106,820)        (288,897)     (1,500,509)       (5,033,209)
    Class C shares                                        (30,416)         (84,840)       (753,731)       (1,962,091)
    Class I shares                                     (1,359,048)      (3,120,419)         (2,610)         (128,832)
                                                     ---------------------------------------------------------------------------
   Net decrease in net assets from
    capital share transactions                       $ (1,553,256)    $ (3,698,197)   $ (3,460,919)    $ (10,172,554)
                                                     ===========================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

================================================================================
FINANCIAL STATEMENTS  (unaudited) (continued)
================================================================================


            Jundt Opportunity Fund              Jundt Twenty-Five Fund
      --------------------------------------------------------------------------
         Six Months                          Six Months
           Ended                               Ended
         6/30/2006         Year ended        6/30/2006        Year ended
        (unaudited)        12/31/2005       (unaudited)       12/31/2005
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
       $   (361,431)     $  (1,003,467)     $  (81,943)      $   (247,024)

          2,620,848          6,435,760          16,781          1,158,680
         (2,558,001)        (4,095,057)       (296,874)          (847,987)
--------------------------------------------------------------------------------

           (298,584)         1,337,236        (362,036)            63,669
--------------------------------------------------------------------------------



          1,069,761          1,584,319         264,458            303,456
             20,950            676,554           1,954             13,309
             19,519             54,461              70                322
                 --            162,647              --                 21

         (2,640,183)        (3,485,956)       (405,996)          (616,711)
         (2,407,433)        (6,513,958)       (455,927)        (1,280,568)
           (904,517)        (1,677,875)       (111,465)          (474,486)
           (161,886)        (1,665,972)             --             (1,749)
--------------------------------------------------------------------------------

       $ (5,003,789)     $ (10,865,780)     $ (706,906)      $ (2,056,406)
================================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               29

================================================================================
FINANCIAL STATEMENTS  (unaudited) (continued)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                        Jundt U.S. Emerging
                                                   Jundt Growth Fund                        Growth Fund
                                            ------------------------------------------------------------------------
                                             Six Months                            Six Months
                                                Ended                                 Ended
                                              6/30/2006         Year ended          6/30/2006          Year ended
                                             (unaudited)        12/31/2005         (unaudited)         12/31/2005
                                            ------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   Total decrease in net assets             $ (1,821,962)      $ (2,982,054)      $ (3,920,832)      $ (11,707,298)
   Net assets at beginning of period          16,702,187         19,684,241         16,155,036          27,862,334
                                            ------------------------------------------------------------------------
   Net assets at end of period              $ 14,880,225       $ 16,702,187       $ 12,234,204       $  16,155,036
                                            ========================================================================

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
   Shares sold:
    Class A shares                                 4,529              5,103             33,681             123,713
    Class B shares                                    11                852              2,008              17,368
    Class C shares                                    56                304                822               9,928
    Class I shares                                   376                311                 --                 761
   Shares redeemed:
    Class A shares                               (13,020)           (34,845)          (125,000)           (389,779)
    Class B shares                               (16,525)           (45,584)          (120,714)           (420,439)
    Class C shares                                (4,724)           (13,508)           (60,513)           (165,919)
    Class I shares                              (182,753)          (430,286)              (181)             (9,922)
                                            ------------------------------------------------------------------------
   Net decrease in shares outstanding           (212,050)          (517,653)          (269,897)           (834,289)
                                            ========================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

================================================================================
FINANCIAL STATEMENTS  (unaudited) (continued)
================================================================================


            Jundt Opportunity Fund                Jundt Twenty-Five Fund
      -------------------------------------------------------------------------
         Six Months                            Six Months
            Ended                                 Ended
          6/30/2006         Year ended          6/30/2006         Year ended
         (unaudited)        12/31/2005         (unaudited)        12/31/2005
      -------------------------------------------------------------------------

-------------------------------------------------------------------------------
        $ (5,302,373)      $ (9,528,544)      $ (1,068,942)      $ (1,992,737)
          27,708,423         37,236,967          6,289,037          8,281,774
-------------------------------------------------------------------------------
        $ 22,406,050       $ 27,708,423       $  5,220,095       $  6,289,037
===============================================================================


-------------------------------------------------------------------------------

              78,599            120,566             31,486             35,765
               1,656             57,548                253              1,666
               1,564              4,556                  9                 42
                  --             12,585                 --                  2

            (194,449)          (272,994)           (48,623)           (74,025)
            (189,959)          (544,696)           (58,670)          (166,018)
             (71,976)          (140,044)           (14,358)           (60,556)
             (11,757)          (132,429)                --               (209)
-------------------------------------------------------------------------------
            (386,322)          (894,908)           (89,903)          (263,333)
===============================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               31

================================================================================
                                                                Six Months Ended
FINANCIAL STATEMENTS  (unaudited) (concluded)                      June 30, 2006
================================================================================

STATEMENT OF CASH FLOWS

                                                                  Jundt
                                                             Opportunity Fund
-----------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
-----------------------------------------------------------------------------
   Sales of capital shares                                    $   1,110,230
   Repurchases of capital shares                                 (6,114,019)
   Net change in receivables/payables related to capital
    share transactions                                              (65,388)
                                                              -------------

   Cash used by capital share transactions                       (5,069,177)
                                                              -------------

   Loan borrowings                                               (6,326,000)
   Loan payments                                                  6,326,000
                                                              -------------
   Net borrowings (note 5)                                               --
                                                              $  (5,069,177)
                                                              -------------

CASH PROVIDED (USED) BY OPERATIONS:
-----------------------------------------------------------------------------
   Purchases of investments                                     (67,471,446)
   Purchases of short covers                                             --
   Proceeds from sales of investments                            74,874,604
   Proceeds from short sales                                             --
                                                              -------------
                                                                  7,403,158
                                                              -------------
   Change in futures contracts                                      309,923
   Change in short-term investments                                 807,000
   Change from other trading activities                               3,554
   Net investment loss                                             (361,431)
   Net change in receivables/payables related to
    operations                                                   (1,482,825)
                                                              -------------
                                                                   (723,779)
                                                              -------------
                                                                  6,679,379
                                                              -------------
  Net increase in cash                                            1,610,202
   Cash, beginning of period                                         (9,952)
                                                              -------------
   Cash, end of period                                        $   1,600,250
                                                              =============
   Supplemental information:
    Cash paid for interest                                    $       1,086


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               32

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited)                         June 30, 2006
================================================================================

1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolios of securities.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund.

As of June 30, 2006, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:

                                                       Ownership of
                                                    Outstanding Shares
                                                    ------------------
Growth Fund                                               26.1%
U.S. Emerging Growth Fund                                 10.1%
Opportunity Fund                                          33.5%
Twenty-Five Fund                                          50.1%

The investment objective of each Fund is long-term capital appreciation, and each Fund's principal investment strategies are as follows:

o Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions (including short sales) to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o U.S. Emerging Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions (including short sales) to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o Opportunity Fund -- emphasizes a core portfolio, in normal market conditions, of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets will be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)             June 30, 2006
================================================================================

o Twenty-Five Fund -- in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31, except Opportunity Fund and U.S. Emerging Growth Fund which have a tax year end of August 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales, post-October capital losses and differing fiscal and tax year ends. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

As of December 31, 2005, the Funds have the following capital loss carryforwards:

                                                                 Expiration
                                                   Amount           Date
--------------------------------------------------------------------------------
Growth Fund                                      (9,099,657)          2009
                                                 (3,706,846)          2010
                                                 (5,119,225)          2011
                                                   (180,584)          2012

U.S. Emerging Growth Fund                       (24,198,063)          2010
                                                 (5,240,630)          2011
                                                 (5,225,928)          2012

Opportunity Fund                                (31,494,408)          2010
                                                (17,646,662)          2011
                                                 (7,595,810)          2012

Twenty-Five Fund                                (11,337,039)          2009
                                                 (5,824,646)          2010
                                                 (3,230,207)          2011
                                                 (1,130,687)          2012

It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)             June 30, 2006
================================================================================

by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds have not evaluated the impact that will result for adopting FIN 48.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. The impact of IPOs on a Fund's performance likely will decrease if the Fund's asset size increases, which could reduce the Fund's total returns over time. IPOs have not been consistently available to the Funds since 2000, and may not be consistently available in the future.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of attempting to increase investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options (including short sales) for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)             June 30, 2006
================================================================================

any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2006, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

Each Fund (including Growth Fund and U.S. Emerging Growth Fund) may also engage in short-selling of securities already held in the Fund for hedging purposes. This practice is called short-selling "against the box." In addition, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short sales with respect to index futures contracts and related options to protect against changes in market prices.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates (e.g. on assets, liabilities, and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For the six months ended June 30, 2006, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:


                                                   Cost of         Proceeds
                                                  Purchases       from Sales
--------------------------------------------------------------------------------
Growth Fund
   Long-term investment
    transactions                                $40,073,548      $41,154,816
   Short sale transactions                      $        --      $        --
U.S. Emerging Growth Fund
   Long-term investment
    transactions                                $13,007,962      $15,444,849
   Short sale transactions                      $        --      $        --
Opportunity Fund
   Long-term investment
    transactions                                $67,471,446      $74,874,604
   Short sale transactions                      $        --      $        --
Twenty-Five Fund
   Long-term investment
    transactions                                $12,546,245      $14,151,383
   Short sale transactions                      $        --      $        --
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund and Twenty-Five Fund -- 1.3% of each Fund's average daily net assets.

The Funds and other funds managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.

Administration fees are based on 0.16% of average daily net assets, subject to a $220,000 minimum Fund Complex fee (plus reimbursable expenses). Transfer agent fees are based on $17.00

================================================================================
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)             June 30, 2006
================================================================================

per shareholder account plus 0.03% of average daily net assets, subject to a $230,000 minimum Fund Complex fee (plus reimbursable expenses and third party sub-transfer agent fees). Fund accounting fees are $230,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule.

During the period ended June 30, 2006, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                                               Account
                                             Maintenance     Distribution
                                                 Fee             Fee
--------------------------------------------------------------------------------
Class A                                         0.25%             --
Class B                                         0.25%           0.75%
Class C                                         0.25%           0.75%
================================================================================

In addition to the investment management fee, the administration fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses; including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; fees and expenses for legal, auditing and accounting services; insurance; and other miscellaneous expenses.

Sales of Class A shares, and certain sales of the Growth Fund Class I shares, are subject to a maximum initial sales charge of 5.75%. The sales charge decreases as the size of the purchase increases. Class B shares are not charged an initial sales charge; however they are subject to a deferred sales charge of up to 6.0% (imposed on the value of the purchased shares or the value at the time of redemption, whichever is less) if redeemed within seven years of purchase. The deferred sales charge decreases as the investment time of the purchase increases. Class C shares are not charged an initial sales charge; however they are subject to a deferred sales charge of 1.5% of redemption proceeds if redeemed within 18 months of purchase.

For the six months ended June 30, 2006 the Distributor received revenues from the Funds of $104,293, $565 and $6,558 for distribution fees, front-end sales charges and contingent deferred sales charges respectively.

Legal fees of $23,343 for the six months ended June 30, 2006, for Growth Fund, $22,053 for U.S. Emerging Growth Fund, $37,691 for Opportunity Fund, and $8,693 for Twenty-Five Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company and Growth Fund is also a director of one other fund company managed by the Adviser. The Company, Growth Fund and the other fund company managed by the Adviser each pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company, Growth Fund and the other fund company managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the six months ended June 30, 2006, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses), except for two directors who received $9,000 each. No compensation is paid to officers or directors who are affiliated with the Adviser.

5. BANK BORROWINGS
Opportunity Fund and Twenty-Five Fund entered into a joint Line of Credit Agreement with U.S. Bank, N.A., Wisconsin, for an amount not to exceed in the aggregate $14,500,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2006, Opportunity Fund's average daily balance of loans outstanding was $49,061 at a weighted average interest rate of 7.15%. The maximum amount of loans outstanding with respect to Opportunity Fund at any time during the period was $1,989,000, or 8.63% of its total assets. The loans were collateralized by certain Opportunity Fund investments. As of June 30, 2006 the outstanding loan balance was $0 for Opportunity Fund.

6. OPTION CONTRACTS WRITTEN
The Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund did not write any option contracts during the six months ended June 30, 2006.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS -- GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
--------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Six months ended 06/30/06 (unaudited)    $  7.24         (0.08)           (0.05)         (0.13)           --
 Year ended 12/31/05                      $  6.96         (0.17)            0.45           0.28            --
 Year ended 12/31/04                      $  6.96         (0.12)            0.12             --            --
 Year ended 12/31/03                      $  5.76         (0.02)            1.22           1.20            --
 Year ended 12/31/02                      $  7.42         (0.07)           (1.59)         (1.66)           --
 Year ended 12/31/01                      $ 11.29         (0.13)           (2.75)         (2.88)        (0.99)
Class B
 Six months ended 06/30/06 (unaudited)    $  6.53         (0.09)           (0.05)         (0.14)           --
 Year ended 12/31/05                      $  6.33         (0.20)            0.40           0.20            --
 Year ended 12/31/04                      $  6.37         (0.16)            0.12         (0.04)            --
 Year ended 12/31/03                      $  5.32         (0.06)            1.11           1.05            --
 Year ended 12/31/02                      $  6.90         (0.11)           (1.47)         (1.58)           --
 Year ended 12/31/01                      $ 10.66         (0.19)           (2.58)         (2.77)        (0.99)
Class C
 Six months ended 06/30/06 (unaudited)    $  6.57         (0.09)           (0.05)         (0.14)           --
 Year ended 12/31/05                      $  6.36         (0.20)            0.41           0.21            --
 Year ended 12/31/04                      $  6.41         (0.16)            0.11         (0.05)            --
 Year ended 12/31/03                      $  5.35         (0.06)            1.12           1.06            --
 Year ended 12/31/02                      $  6.94         (0.11)           (1.48)         (1.59)           --
 Year ended 12/31/01                      $ 10.71         (0.19)           (2.59)         (2.78)        (0.99)
Class I
 Six months ended 06/30/06 (unaudited)    $  7.49         (0.07)           (0.06)         (0.13)           --
 Year ended 12/31/05                      $  7.18         (0.16)            0.47           0.31            --
 Year ended 12/31/04                      $  7.16         (0.11)            0.13           0.02            --
 Year ended 12/31/03                      $  5.92         (0.00)            1.24           1.24            --
 Year ended 12/31/02                      $  7.60         (0.06)           (1.62)         (1.68)           --
 Year ended 12/31/01                      $ 11.49         (0.11)           (2.79)         (2.90)        (0.99)

(1)  Including interest expense and dividends on short sale positions.
(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had the Growth Fund not received this reimbursement, total return figures for 2002 would have been lower by 0.86%.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                         Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(1)       Return(2)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


       $ 7.11           (2.16)%        3.55%       3.55%           (1.80)%           350%        $   185
       $ 7.24           (2.44)%        3.37%       3.37%            4.02%            460%        $   250
       $ 6.96           (1.78)%        2.87%       2.87%            0.00%            295%        $   447
       $ 6.96           (0.29)%        2.55%       2.55%           20.83%            135%        $   716
       $ 5.76           (1.15)%        2.55%       2.55%          (22.37)%(3)        215%        $   746
       $ 7.42           (1.41)%        2.08%       2.08%          (25.38)%           146%        $ 1,982

       $ 6.39           (2.91)%        4.30%       4.30%           (2.14)%           350%        $   322
       $ 6.53           (3.19)%        4.12%       4.12%            3.16%            460%        $   437
       $ 6.33           (2.53)%        3.62%       3.62%           (0.63)%           295%        $   706
       $ 6.37           (1.04)%        3.30%       3.30%           19.74%            135%        $ 1,264
       $ 5.32           (1.90)%        3.30%       3.30%          (22.90)%(3)        215%        $ 1,143
       $ 6.90           (2.16)%        2.83%       2.83%          (25.85)%           146%        $ 1,819

       $ 6.43           (2.91)%        4.30%       4.30%           (2.13)%           350%        $   108
       $ 6.57           (3.19)%        4.12%       4.12%            3.30%            460%        $   141
       $ 6.36           (2.53)%        3.62%       3.62%           (0.78)%           295%        $   220
       $ 6.41           (1.04)%        3.30%       3.30%           19.81%            135%        $   290
       $ 5.35           (1.90)%        3.30%       3.30%          (22.91)%(3)        215%        $   303
       $ 6.94           (2.16)%        2.83%       2.83%          (25.83)%           146%        $   644

       $ 7.36           (1.91)%        3.30%       3.30%           (1.74)%           350%        $14,266
       $ 7.49           (2.19)%        3.12%       3.12%            4.32%            460%        $15,875
       $ 7.18           (1.53)%        2.62%       2.62%            0.28%            295%        $18,311
       $ 7.16           (0.04)%        2.30%       2.30%           20.95%            135%        $23,810
       $ 5.92           (0.90)%        2.30%       2.30%          (22.11)%(3)        215%        $23,680
       $ 7.60           (1.16)%        1.83%       1.83%          (25.12)%           146%        $38,340

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- U.S. EMERGING GROWTH FUND The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
------------------------------------------------------------------------------------------------------------------
U.S. EMERGING GROWTH FUND
Class A
 Six months ended 06/30/06 (unaudited)     $ 13.22        (0.16)           (0.37)         (0.53)         --
 Year ended 12/31/05                       $ 13.77        (0.39)           (0.16)         (0.55)         --
 Year ended 12/31/04                       $ 12.34        (0.33)            1.76           1.43          --
 Year ended 12/31/03                       $  8.65        (0.26)            3.95           3.69          --
 Year ended 12/31/02                       $ 12.04        (0.23)           (3.16)         (3.39)         --
 Year ended 12/31/01                       $ 13.81        (0.19)           (1.58)         (1.77)         --
Class B
 Six months ended 06/30/06 (unaudited)     $ 12.23        (0.19)           (0.34)         (0.53)         --
 Year ended 12/31/05                       $ 12.83        (0.45)           (0.15)         (0.60)         --
 Year ended 12/31/04                       $ 11.59        (0.40)            1.64           1.24          --
 Year ended 12/31/03                       $  8.18        (0.32)            3.73           3.41          --
 Year ended 12/31/02                       $ 11.48        (0.29)           (3.01)         (3.30)         --
 Year ended 12/31/01                       $ 13.26        (0.27)           (1.51)         (1.78)         --
Class C
 Six months ended 06/30/06 (unaudited)     $ 12.22        (0.19)           (0.34)         (0.53)         --
 Year ended 12/31/05                       $ 12.82        (0.45)           (0.15)         (0.60)         --
 Year ended 12/31/04                       $ 11.58        (0.40)            1.64           1.24          --
 Year ended 12/31/03                       $  8.17        (0.32)            3.73           3.41          --
 Year ended 12/31/02                       $ 11.47        (0.29)           (3.01)         (3.30)         --
 Year ended 12/31/01                       $ 13.25        (0.27)           (1.51)         (1.78)         --
Class I
 Six months ended 06/30/06 (unaudited)     $ 13.75        (0.15)           (0.38)         (0.53)         --
 Year ended 12/31/05                       $ 14.27        (0.37)           (0.15)         (0.52)         --
 Year ended 12/31/04                       $ 12.76        (0.31)            1.82           1.51          --
 Year ended 12/31/03                       $  8.92        (0.23)            4.07           3.84          --
 Year ended 12/31/02                       $ 12.38        (0.21)           (3.25)         (3.46)         --
 Year ended 12/31/01                       $ 14.17        (0.17)           (1.62)         (1.79)         --

(1)  Including interest expense and dividends on short sale positions.
(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had the U.S. Emerging Growth Fund not received this reimbursement, total return figures for 2002 would have been lower by 0.79%.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                        Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(1)       Return(2)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


       $ 12.69          (2.39)%        3.24%       3.24%           (4.01)%          120%         $ 3,629
       $ 13.22          (3.06)%        3.49%       3.49%           (3.99)%          174%         $ 4,986
       $ 13.77          (2.66)%        2.76%       2.76%           11.59%            74%         $ 8,857
       $ 12.34          (2.37)%        2.47%       2.47%           42.66%            62%         $10,110
       $  8.65          (2.29)%        2.61%       2.61%          (28.16)%(3)       104%         $ 9,389
       $ 12.04          (1.67)%        2.14%       2.14%          (12.82)%           86%         $23,300

       $ 11.70          (3.14)%        3.99%       3.99%           (4.33)%          120%         $ 4,566
       $ 12.23          (3.81)%        4.24%       4.24%           (4.68)%          174%         $ 6,224
       $ 12.83          (3.41)%        3.51%       3.51%           10.70%            74%         $11,703
       $ 11.59          (3.12)%        3.22%       3.22%           41.69%            62%         $14,513
       $  8.18          (3.04)%        3.36%       3.36%          (28.75)%(3)       104%         $12,217
       $ 11.48          (2.42)%        2.89%       2.89%          (13.42)%           86%         $21,351

       $ 11.69          (3.14)%        3.99%       3.99%           (4.34)%          120%         $ 2,431
       $ 12.22          (3.81)%        4.24%       4.24%           (4.68)%          174%         $ 3,271
       $ 12.82          (3.41)%        3.51%       3.51%           10.71%            74%         $ 5,433
       $ 11.58          (3.12)%        3.22%       3.22%           41.74%            62%         $ 7,286
       $  8.17          (3.04)%        3.36%       3.36%          (28.77)%(3)       104%         $ 6,478
       $ 11.47          (2.42)%        2.89%       2.89%          (13.43)%           86%         $13,006

       $ 13.22          (2.14)%        2.99%       2.99%           (3.85)%          120%         $ 1,607
       $ 13.75          (2.81)%        3.24%       3.24%           (3.64)%          174%         $ 1,674
       $ 14.27          (2.41)%        2.51%       2.51%           11.83%            74%         $ 1,869
       $ 12.76          (2.12)%        2.22%       2.22%           43.05%            62%         $ 2,291
       $  8.92          (2.04)%        2.36%       2.36%          (27.95)%(3)       104%         $ 2,851
       $ 12.38          (1.42)%        1.89%       1.89%          (12.63)%           86%         $ 5,040

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
-----------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Six months ended 06/30/06 (unaudited)     $ 13.42        (0.18)           (0.01)         (0.19)         --
 Year ended 12/31/05                       $ 12.71        (0.37)            1.08           0.71          --
 Year ended 12/31/04                       $ 11.21        (0.27)            1.77           1.50          --
 Year ended 12/31/03                       $  7.84        (0.02)            3.39           3.37          --
 Year ended 12/31/02                       $ 11.73        (0.10)           (3.79)         (3.89)         --
 Year ended 12/31/01                       $ 16.84        (0.26)           (4.85)         (5.11)         --
Class B
 Six months ended 06/30/06 (unaudited)     $ 12.54        (0.21)           (0.01)         (0.22)         --
 Year ended 12/31/05                       $ 11.96        (0.43)            1.01           0.58          --
 Year ended 12/31/04                       $ 10.63        (0.34)            1.67           1.33          --
 Year ended 12/31/03                       $  7.49        (0.09)            3.23           3.14          --
 Year ended 12/31/02                       $ 11.29        (0.16)           (3.64)         (3.80)         --
 Year ended 12/31/01                       $ 16.34        (0.35)           (4.70)         (5.05)         --
Class C
 Six months ended 06/30/06 (unaudited)     $ 12.49        (0.21)           (0.02)         (0.23)         --
 Year ended 12/31/05                       $ 11.92        (0.43)            1.00           0.57          --
 Year ended 12/31/04                       $ 10.59        (0.33)            1.66           1.33          --
 Year ended 12/31/03                       $  7.46        (0.09)            3.22           3.13          --
 Year ended 12/31/02                       $ 11.25        (0.16)           (3.63)         (3.79)         --
 Year ended 12/31/01                       $ 16.28        (0.35)           (4.68)         (5.03)         --
Class I
 Six months ended 06/30/06 (unaudited)     $ 13.75        (0.16)           (0.02)         (0.18)         --
 Year ended 12/31/05                       $ 12.98        (0.35)            1.12           0.77          --
 Year ended 12/31/04                       $ 11.42        (0.24)            1.80           1.56          --
 Year ended 12/31/03                       $  7.97         0.01             3.44           3.45          --
 Year ended 12/31/02                       $ 11.89        (0.08)           (3.84)         (3.92)         --
 Year ended 12/31/01                       $ 17.03        (0.23)           (4.91)         (5.14)         --

(1)  Including interest expense and dividends on short sale positions.
(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Opportunity Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had the Opportunity Fund not received this reimbursement, total return figures for 2002 would have been lower by 0.28%.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                         Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(1)       Return(2)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


       $ 13.23          (2.64)%        3.47%       3.49%           (1.42)%           304%        $ 5,279
       $ 13.42          (2.89)%        3.51%       3.52%            5.59%            414%        $ 6,909
       $ 12.71          (2.32)%        2.88%       3.21%           13.38%            248%        $ 8,482
       $ 11.21          (0.16)%        2.62%       2.67%           42.98%            147%        $13,818
       $  7.84          (1.14)%        2.83%       3.13%          (33.16)%(3)        302%        $10,018
       $ 11.73          (1.95)%        2.26%       2.76%          (30.34)%           192%        $26,057

       $ 12.32          (3.39)%        4.22%       4.24%           (1.75)%           304%        $ 5,600
       $ 12.54          (3.64)%        4.26%       4.27%            4.85%            414%        $ 8,063
       $ 11.96          (3.07)%        3.63%       3.96%           12.51%            248%        $13,516
       $ 10.63          (0.91)%        3.37%       3.42%           41.92%            147%        $15,557
       $  7.49          (1.89)%        3.58%       3.88%          (33.66)%(3)        302%        $12,246
       $ 11.29          (2.70)%        3.01%       3.51%          (30.91)%           192%        $26,266

       $ 12.26          (3.39)%        4.22%       4.24%           (1.84)%           304%        $ 3,336
       $ 12.49          (3.64)%        4.26%       4.27%            4.78%            414%        $ 4,275
       $ 11.92          (3.07)%        3.63%       3.96%           12.56%            248%        $ 5,694
       $ 10.59          (0.91)%        3.37%       3.42%           41.96%            147%        $ 7,604
       $  7.46          (1.89)%        3.58%       3.88%          (33.69)%(3)        302%        $ 6,444
       $ 11.25          (2.70)%        3.01%       3.51%          (30.90)%           192%        $17,467

       $ 13.57          (2.39)%        3.22%       3.24%           (1.31)%           304%        $ 8,192
       $ 13.75          (2.64)%        3.26%       3.27%            5.93%            414%        $ 8,462
       $ 12.98          (2.07)%        2.63%       2.96%           13.66%            248%        $ 9,545
       $ 11.42           0.09%         2.37%       2.42%           43.29%            147%        $10,881
       $  7.97          (0.89)%        2.58%       2.88%          (32.97)%(3)        302%        $ 8,561
       $ 11.89          (1.70)%        2.01%       2.51%          (30.18)%           192%        $13,222

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- TWENTY-FIVE FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
-----------------------------------------------------------------------------------------------------------------
TWENTY-FIVE FUND
Class A
 Six months ended 06/30/06 (unaudited)    $  8.54         (0.11)           (0.42)         (0.53)           --
 Year ended 12/31/05                      $  8.39         (0.27)            0.42           0.15            --
 Year ended 12/31/04                      $  7.96         (0.23)            0.66           0.43            --
 Year ended 12/31/03                      $  6.62         (0.17)            1.51           1.34            --
 Year ended 12/31/02                      $ 10.01         (0.16)           (3.23)         (3.39)           --
 Year ended 12/31/01                      $ 17.05         (0.19)           (3.81)         (4.00)        (3.04)
Class B
 Six months ended 06/30/06 (unaudited)    $  7.91         (0.13)           (0.38)         (0.51)           --
 Year ended 12/31/05                      $  7.84         (0.30)            0.37           0.07            --
 Year ended 12/31/04                      $  7.50         (0.27)            0.61           0.34            --
 Year ended 12/31/03                      $  6.28         (0.22)            1.44           1.22            --
 Year ended 12/31/02                      $  9.56         (0.21)           (3.07)         (3.28)           --
 Year ended 12/31/01                      $ 16.59         (0.29)           (3.70)         (3.99)        (3.04)
Class C
 Six months ended 06/30/06 (unaudited)    $  7.97         (0.13)           (0.39)         (0.52)           --
 Year ended 12/31/05                      $  7.90         (0.31)            0.38           0.07            --
 Year ended 12/31/04                      $  7.55         (0.28)            0.63           0.35            --
 Year ended 12/31/03                      $  6.33         (0.22)            1.44           1.22            --
 Year ended 12/31/02                      $  9.63         (0.21)           (3.09)         (3.30)           --
 Year ended 12/31/01                      $ 16.69         (0.29)           (3.73)         (4.02)        (3.04)
Class I
 Six months ended 06/30/06 (unaudited)    $  8.74         (0.10)           (0.43)         (0.53)           --
 Year ended 12/31/05                      $  8.57         (0.26)            0.43           0.17            --
 Year ended 12/31/04                      $  8.11         (0.22)            0.68           0.46            --
 Year ended 12/31/03                      $  6.73         (0.16)            1.54           1.38            --
 Year ended 12/31/02                      $ 10.14         (0.14)           (3.27)         (3.41)           --
 Year ended 12/31/01                      $ 17.17         (0.15)           (3.84)         (3.99)        (3.04)

(1)  Including interest expense and dividends on short sale positions.
(2) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads.
(3) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Twenty-Five Fund to address investment trade allocations. advisory agreements. Had the Twenty-Five Fund not received this reimbursement, total return figures for 2002 would have been lower by 1.28%.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
================================================================================

                         Ratio to Average Net Assets
                  ----------------------------------------
        Ending
      Net Asset         Net                                                      Portfolio    Net Assets at
      Value Per      Investment        Net        Gross            Total          Turnover    End of Period
        Share      Income (Loss)    Expenses   Expenses(1)       Return(2)          Rate      (in thousands)
------------------------------------------------------------------------------------------------------------


      $  8.01           (2.70)%        4.09%       4.09%           (6.21)%           320%        $ 1,005
      $  8.54           (3.27)%        4.04%       4.04%            1.79%            409%        $ 1,218
      $  8.39           (2.94)%        3.58%       3.60%            5.40%            212%        $ 1,518
      $  7.96           (2.28)%        3.48%        N/A            20.24%            122%        $ 2,081
      $  6.62           (2.07)%        3.51%       3.54%          (33.87)%(3)        178%        $ 2,611
      $ 10.01           (1.33)%        2.61%       2.66%          (22.85)%           121%        $ 6,525

      $  7.40           (3.45)%        4.84%       4.84%           (6.45)%           320%        $ 1,054
      $  7.91           (4.02)%        4.79%       4.79%            0.89%            409%        $ 1,590
      $  7.84           (3.69)%        4.33%       4.35%            4.53%            212%        $ 2,863
      $  7.50           (3.03)%        4.23%        N/A            19.43%            122%        $ 4,389
      $  6.28           (2.82)%        4.26%       4.29%          (34.31)%(3)        178%        $ 4,578
      $  9.56           (2.08)%        3.36%       3.41%          (23.43)%           121%        $10,152

      $  7.45           (3.45)%        4.84%       4.84%           (6.52)%           320%        $   504
      $  7.97           (4.02)%        4.79%       4.79%            0.89%            409%        $   653
      $  7.90           (3.69)%        4.33%       4.35%            4.64%            212%        $ 1,125
      $  7.55           (3.03)%        4.23%         N/A           19.27%            122%        $ 1,871
      $  6.33           (2.82)%        4.26%       4.29%          (34.27)%(3)        178%        $ 2,308
      $  9.63           (2.08)%        3.36%       3.41%          (23.48)%           121%        $ 5,380

      $  8.21           (2.45)%        3.84%       3.84%           (6.06)%           320%        $ 2,657
      $  8.74           (3.02)%        3.79%       3.79%            1.98%            409%        $ 2,828
      $  8.57           (2.69)%        3.33%       3.35%            5.67%            212%        $ 2,775
      $  8.11           (2.03)%        3.23%         N/A           20.51%            122%        $ 2,721
      $  6.73           (1.82)%        3.26%       3.29%          (33.63)%(3)        178%        $ 2,914
      $ 10.14           (1.08)%        2.36%       2.41%          (22.64)%           121%        $ 4,663

================================================================================
EXPENSE EXAMPLE -- JUNE 30, 2006 (UNAUDITED)
================================================================================

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

     The first line of each Fund share class in the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account and reduce the ending account value. The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second set of lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account and reduce the ending account value. The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second set of lines in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            Beginning           Ending          Expenses Paid
                                                          Account Value     Account Value     During Period(1)      Annualized
                                                             1/1/2006         6/30/2006       1/1/06 - 6/30/06     Expense Ratio
                                                         -----------------------------------------------------------------------
Growth Fund
 Class A -- Actual                                         $  1,000.00        $  982.00           $  70.94              3.55%
 Class A -- Hypothetical (5% return before expenses)          1,000.00         1,029.24              72.64              3.55
 Class B -- Actual                                            1,000.00           978.60              85.78              4.30
 Class B -- Hypothetical (5% return before expenses)          1,000.00         1,014.12              87.32              4.30
 Class C -- Actual                                            1,000.00           978.70              85.79              4.30

================================================================================
EXPENSE EXAMPLE -- JUNE 30, 2006 (UNAUDITED) (concluded)
================================================================================

                                                            Beginning           Ending          Expenses Paid
                                                          Account Value     Account Value     During Period(1)      Annualized
                                                             1/1/2006         6/30/2006       1/1/06 - 6/30/06     Expense Ratio
                                                         -----------------------------------------------------------------------
 Class C -- Hypothetical (5% return before
  expenses)                                                  1,000.00          1,014.12             87.32              4.30
 Class I -- Actual                                           1,000.00            982.60             65.97              3.30
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,034.28             67.69              3.30

U.S. Emerging Fund
 Class A -- Actual                                         $ 1,000.00        $   959.90           $ 64.03              3.24%
 Class A -- Hypothetical (5% return before expenses)         1,000.00          1,035.49             66.50              3.24
 Class B -- Actual                                           1,000.00            956.70             78.72              3.99
 Class B -- Hypothetical (5% return before expenses)         1,000.00          1,020.37             81.28              3.99
 Class C -- Actual                                           1,000.00            956.60             78.72              3.99
 Class C -- Hypothetical (5% return before
  expenses)                                                  1,000.00          1,020.37             81.28              3.99
 Class I -- Actual                                           1,000.00            961.50             59.13              2.99
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,040.53             61.52              2.99

Opportunity Fund
 Class A -- Actual                                           1,000.00            985.80             69.48              3.47
 Class A -- Hypothetical (5% return before expenses)         1,000.00          1,030.85             71.05              3.47
 Class B -- Actual                                           1,000.00            982.50             84.35              4.22
 Class B -- Hypothetical (5% return before expenses)         1,000.00          1,015.73             85.77              4.22
 Class C -- Actual                                           1,000.00            981.50             84.32              4.22
 Class C -- Hypothetical (5% return before
  expenses)                                                  1,000.00          1,015.73             85.77              4.22
 Class I -- Actual                                           1,000.00            986.90             64.51              3.22
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,035.90             66.10              3.22

Twenty-Five Fund
 Class A -- Actual                                           1,000.00            937.90             79.92              4.09
 Class A -- Hypothetical (5% return before expenses)         1,000.00          1,018.35             83.23              4.09
 Class B -- Actual                                           1,000.00            935.50             94.45              4.84
 Class B -- Hypothetical (5% return before expenses)         1,000.00          1,003.23             97.76              4.84
 Class C -- Actual                                           1,000.00            934.80             94.42              4.84
 Class C -- Hypothetical (5% return before
  expenses)                                                  1,000.00          1,003.23             97.76              4.84
 Class I -- Actual                                           1,000.00            939.40             75.09              3.84
 Class I -- Hypothetical (5% return before expenses)         1,000.00          1,023.39             78.34              3.84

(1) Expenses are equal to the Growth Fund's, U.S. Emerging Fund's, Opportunity Fund's and Twenty-Five Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305

                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305

                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                    CUSTODIAN
                                U.S. Bank, N.A.
                               Custody Operations
                      1555 N. River Center Drive, Suite 302
                               Milwaukee, WI 53212

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT GROWTH FUND, JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND AND JUNDT TWENTY-FIVE FUND REFLECTS THE REIMBURSEMENT AND/OR WAIVER BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-370-0612. A COPY OF THE FUNDS' PROXY VOTING RECORDS MAY ALSO BE OBTAINED, WITHOUT CHARGE, ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV OR UPON REQUEST, BY CALLING 1-800-370-0612.

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. FORMS N-Q ARE AVAILABLE FREE OF CHARGE ON THE SEC WEBSITE (WWW.SEC.GOV) OR UPON REQUEST BY CALLING 1-800-370-0612. THE FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (1-800-SEC-0330).

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

         (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

         (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Jundt Funds, Inc.
                       ---------------------------------------------------------

         By (Signature and Title)  /s/ James R. Jundt
                                   ---------------------------------------------
                                   James R. Jundt, Chairman of the Board

         Date  8/31/2006
               -------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/ Marcus E. Jundt
                                   ---------------------------------------------
                                   Marcus E. Jundt, President

         Date  8/31/2006
               -------------------------


         By (Signature and Title)  /s/ Gerald M. Fitterer
                                   ---------------------------------------------
                                   Gerald M. Fitterer, Treasurer

         Date  8/31/2006
               -------------------------